SHARE BASED COMPENSATION (Schedule of Assumptions Used to Estimate the Fair Value of the Options) (Details) - Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assumptions used to estimate fair value of the options [Abstract]
Average risk-free rate of return, minimum (as a percent)	1.36%	1.63%	0.65%
Average risk-free rate of return, maximum (as a percent)	1.76%	1.76%	0.80%
Weighted average expected option life	3 years 2 months 12 days	4 years 6 months	4 years 6 months
Volatility rate, minimum (as a percent)	140.01%	169.77%	175.69%
Volatility rate, maximum (as a percent)	146.02%	173.01%	200.98%
Dividend yield (as a percent)	0.00%	0.00%	0.00%